COMMITMENTS	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 5 – COMMITMENTS

The Company is obligated under an operating lease for office and laboratory space. The aggregate minimum future lease payments under the operating leases are as follows:

DECEMBER 31,	AMOUNT

2016	$64,886
2017	48,817
2018	50,274
2019	6,307
TOTAL	$170,284

Rent expense approximating $104,724 and $18,347 is included in research and development and general and administrative expenses for the year ended December 31, 2015. The rent expense for the year ended December 31, 2014 is approximating $98,501 and $12,777 and is included in research and development and general and administrative expenses.